Related Party Agreements	12 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Agreements

2. Related Party Agreements.

The Company is party to a Transition Services Agreement which resulted from our January 30, 2015 spin-off transaction from FRP Holdings, Inc. (FRP). The Transition Services Agreement sets forth the terms on which the Company will provide to FRP certain services that were shared prior to the Spin-off, including the services of certain shared executive officers. The boards of the respective companies amended and extended this agreement for one year effective April 1, 2017.

The consolidated and combined statements of income reflect charges and/or allocation to FRP Holdings, Inc. for these services of $1,606,000, $1,542,000, and $2,211,000 for fiscal 2017, 2016 and 2015, respectively. Included in the charges above are amounts recognized for corporate executive stock-based compensation expense. These charges are reflected as a reduction to corporate expenses.

To determine these allocations between FRP and Patriot as set forth in the Transition Services Agreement, we generally employed the same methodology historically used by the Company pre Spin-off to allocate said expenses and thus we believe that the allocations to FRP are a reasonable approximation of the costs related to FRP’s operations but any such related-party transactions cannot be presumed to be carried out on an arm’s-length basis as the terms were negotiated while Patriot was still a subsidiary of FRP.

Patriot provides information technology services and previously subleased office space to Bluegrass Materials Company, LLC (“Bluegrass”). Mr. John Baker, brother of Edward L. Baker and uncle of Thompson S. Baker II, serves as Chairman of Bluegrass, and his son, Edward L. Baker II, serves as its Chief Executive Officer. Messrs. John Baker and Edward L. Baker II have a beneficial ownership interest in Bluegrass. Bluegrass paid $16,000, $599,000 and $490,000 to the Company for fiscal 2017, 2016 and 2015 respectively for such information technology services and office space. The services to Bluegrass ceased on December 31, 2016. Patriot paid $7,000 to Bluegrass for information technology services for fiscal 2017.